Investment Securities (Available-for-sale and Held-to-maturity Securities, Unrealized Losses) (Details)	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2016 USD ($) security	Sep. 30, 2015 USD ($)	Jun. 30, 2015 USD ($)	Jun. 30, 2016 USD ($) security	Jun. 30, 2015 USD ($)	Dec. 31, 2015 USD ($) security	Dec. 31, 2014 USD ($) security	Dec. 31, 2013 USD ($) security
Schedule of Available-for-sale Securities [Line Items]
Purchase of available-for-sale securities				$ 68,000,000	$ 724,000,000	$ 1,148,000,000	$ 1,278,000,000	$ 1,057,000,000
Proceeds from sale of available for sale securities including loans that have been securitized				5,943,000,000	4,558,000,000	9,098,000,000	9,191,000,000	3,412,000,000
Non-cash reclassification of investment securities AFS to HTM		$ 1,100,000,000				1,112,000,000	0	0
Premium on transfer of securities from available-for-sale to held-to-maturity		8,000,000				8,000,000
Unrecognized holding gain on held-to-maturity securities		5,000,000				5,000,000
Purchase of investment securities held-to-maturity	$ 0		$ 0	15,000,000	0	217,000,000	0	0
Investment securities pledged as collateral (less than for the $1 million)	234,000,000			234,000,000		14,000,000	1,000,000	8,000,000
Available-for-sale Securities, Gross Realized Gains (Losses), Sale Proceeds	1,000,000			1,000,000
Held-to-maturity Securities, Transferred Security, Unrealized Gain (Loss)		$ 0
Available-for-sale Securities, Sold at Par	175,000,000		0	175,000,000	0
US Government-sponsored Enterprises Debt Securities
Schedule of Available-for-sale Securities [Line Items]
Purchase of available-for-sale securities	40,000,000		$ 72,000,000	68,000,000	$ 724,000,000	1,100,000,000	1,200,000,000	1,100,000,000
Proceeds from sale of available for sale securities including loans that have been securitized						170,000,000	414,000,000	39,000,000
Gross realized gain (loss)						3,000,000	4,000,000	1,000,000
Municipal obligations
Schedule of Available-for-sale Securities [Line Items]
Purchase of available-for-sale securities						14,000,000		20,000,000
Agency - Commercial
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Unrealized Loss Position with Duration 12 Months and Over, Fair Value	$ 7,000,000			$ 7,000,000		$ 0	$ 53,000,000	$ 0
Available-for-sale Securities, Unrealized Loss Position with Duration 12 Months and Over, Number of Securities | security	1			1		0	6	0
Available-for-sale Securities, Unrealized Loss Position with Duration 12 Months and Over, Unrealized Loss	$ 0			$ 0		$ 0	$ 0	$ 0
Available-for-sale Securities, Unrealized Loss Position with Duration Under 12 Months, Fair Value	$ 13,000,000			$ 13,000,000		$ 482,000,000	$ 305,000,000	$ 326,000,000
Available-for-sale Securities, Unrealized Loss Position with Duration Under 12 Months, Number of Securities | security	2			2		27	21	19
Available-for-sale Securities, Unrealized Loss Position with Duration Under 12 Months, Unrealized Loss	$ 0			$ 0		$ (3,000,000)	$ (2,000,000)	$ (4,000,000)
Agency - Residential
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Unrealized Loss Position with Duration 12 Months and Over, Fair Value						$ 8,000,000	$ 98,000,000	$ 0
Available-for-sale Securities, Unrealized Loss Position with Duration 12 Months and Over, Number of Securities | security						2	10	0
Available-for-sale Securities, Unrealized Loss Position with Duration 12 Months and Over, Unrealized Loss						$ 0	$ (1,000,000)	$ 0
Available-for-sale Securities, Unrealized Loss Position with Duration Under 12 Months, Fair Value						$ 224,000,000	$ 37,000,000	$ 500,000,000
Available-for-sale Securities, Unrealized Loss Position with Duration Under 12 Months, Number of Securities | security						15	4	44
Available-for-sale Securities, Unrealized Loss Position with Duration Under 12 Months, Unrealized Loss						$ (2,000,000)	$ 0	$ (6,000,000)
Agency - Commercial
Schedule of Available-for-sale Securities [Line Items]
Held-to-maturity Securities, Unrealized Loss Position with Duration 12 Months and Over, Fair Value	$ 0			$ 0		$ 0
Held-to-maturity Securities, Unrealized Loss Position with Duration 12 Months and Over, Number of Securities | security	0			0		0
Held-to-maturity Securities, Unrealized Loss Position with Duration 12 Months and Over, Unrealized Loss	$ 0			$ 0		$ 0
Held-to-maturity Securities, Unrealized Loss Position with Duration Under 12 Months, Fair Value	$ 57,000,000			$ 57,000,000		$ 471,000,000
Held-to-maturity Securities, Unrealized Loss Position with Duration Under 12 Months, Number of Securities | security	4			4		27
Held-to-maturity Securities, Unrealized Loss Position with Duration Under 12 Months, Unrealized Loss	$ 0			$ 0		$ (2,000,000)
Held-to-maturity Securities, Continuous Unrealized Loss Position, Less than 12 Months, Accumulated Loss	$ 0			$ 0		2,000,000
Agency - Residential
Schedule of Available-for-sale Securities [Line Items]
Held-to-maturity Securities, Unrealized Loss Position with Duration 12 Months and Over, Fair Value						$ 0
Held-to-maturity Securities, Unrealized Loss Position with Duration 12 Months and Over, Number of Securities | security						0
Held-to-maturity Securities, Unrealized Loss Position with Duration 12 Months and Over, Unrealized Loss						$ 0
Held-to-maturity Securities, Unrealized Loss Position with Duration Under 12 Months, Fair Value						$ 547,000,000
Held-to-maturity Securities, Unrealized Loss Position with Duration Under 12 Months, Number of Securities | security						50
Held-to-maturity Securities, Unrealized Loss Position with Duration Under 12 Months, Unrealized Loss						$ (4,000,000)
Held-to-maturity Securities, Continuous Unrealized Loss Position, Less than 12 Months, Accumulated Loss						$ 4,000,000